Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment Securities, Available For Sale	$ 682,849,058	$ 589,324,401
Other Real Estate Owned ("OREO")	$ 129,700	$ 498,610	$ 677,740	$ 722,442
Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Appraised Value
Significant Unobservable Inputs	Discounts to appraised values or cash flows for estimated holding and/or selling costs or age of appraisal
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discounts to appraised values for estimated holding or selling costs
Minimum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	7.00%	0.00%
Minimum | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	16.00%	13.00%
Maximum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	97.00%	98.00%
Maximum | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	100.00%	100.00%
Fair Value, Inputs, Level 3 | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned ("OREO")	$ 129,700	$ 498,610